LVIP SSGA Small-Mid Cap 200 Fund
Schedule of Investments
March 31, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–97.10%
Aerospace & Defense–0.48%
National Presto Industries	15,223	$ 1,652,457
		1,652,457
Air Freight & Logistics–0.47%
†Atlas Air Worldwide Holdings	32,246	1,631,344
		1,631,344
Airlines–1.40%
Hawaiian Holdings	66,079	1,734,574
†JetBlue Airways	94,772	1,548,082
SkyWest	27,922	1,518,024
		4,800,680
Auto Components–1.56%
†American Axle & Manufacturing Holdings	122,300	1,750,113
Cooper Tire & Rubber	15,541	464,520
Goodyear Tire & Rubber	92,399	1,677,042
Tenneco Class A	66,314	1,465,984
		5,357,659
Banks–2.91%
Bank OZK	53,043	1,537,186
Bar Harbor Bankshares	22,962	594,027
First Horizon National	110,505	1,549,623
FNB	156,501	1,658,910
Hope Bancorp	116,951	1,529,719
PacWest Bancorp	41,862	1,577,063
Umpqua Holdings	93,437	1,549,083
		9,995,611
Biotechnology–3.20%
†Acorda Therapeutics	108,267	1,438,869
†AgeX Therapeutics	38,764	156,994
†AMAG Pharmaceuticals	131,607	1,695,098
†Anika Therapeutics	22,089	667,971
†BioTime	260,160	340,810
†Concert Pharmaceuticals	12,423	149,946
†Myriad Genetics	49,900	1,656,680
†OPKO Health	604,681	1,578,217
†PDL BioPharma	460,370	1,712,576
†United Therapeutics	13,700	1,607,969
		11,005,130
Building Products–1.20%
Apogee Enterprises	43,466	1,629,541
Insteel Industries	45,885	959,914
Owens Corning	32,282	1,520,253
		4,109,708
Capital Markets–1.26%
GAIN Capital Holdings	191,019	1,199,599
Invesco	79,021	1,525,896
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Legg Mason	58,894	$ 1,611,929
		4,337,424
Chemicals–1.98%
Hawkins	32,698	1,204,267
Innophos Holdings	10,518	317,013
Kronos Worldwide	121,400	1,702,028
Olin	66,606	1,546,112
Rayonier Advanced Materials	107,183	1,453,401
Tredegar	35,622	574,939
		6,797,760
Commercial Services & Supplies–1.60%
ACCO Brands	118,735	1,016,372
Deluxe	37,376	1,631,765
LSC Communications	32,667	213,315
Quad/Graphics	137,389	1,634,929
VSE	32,055	1,012,297
		5,508,678
Communications Equipment–1.15%
ADTRAN	35,551	487,049
Comtech Telecommunications	76,534	1,777,119
InterDigital	25,657	1,692,849
		3,957,017
Construction & Engineering–1.44%
Argan	34,400	1,718,280
KBR	81,578	1,557,324
†Northwest Pipe	69,500	1,668,000
		4,943,604
Consumer Finance–0.93%
Navient	142,603	1,649,917
Santander Consumer USA Holdings	73,228	1,547,307
		3,197,224
Containers & Packaging–0.49%
Greif Class A	40,819	1,683,784
		1,683,784
Electric Utilities–0.43%
Avangrid	29,403	1,480,441
		1,480,441
Electrical Equipment–0.27%
†Sunrun	66,866	940,136
		940,136
Electronic Equipment, Instruments & Components–6.93%
†Anixter International	25,038	1,404,967
†Arrow Electronics	21,577	1,662,724
LVIP SSGA Small-Mid Cap 200 Fund–1

LVIP SSGA Small-Mid Cap 200 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Avnet	39,209	$ 1,700,494
AVX	96,076	1,665,958
Belden	27,648	1,484,186
Benchmark Electronics	63,965	1,679,081
KEMET	90,374	1,538,012
†Kimball Electronics	102,609	1,589,413
Methode Electronics	53,816	1,542,668
PC Connection	20,799	762,699
†Sanmina	16,481	475,477
†ScanSource	45,789	1,640,162
SYNNEX	18,132	1,729,612
†Tech Data	16,754	1,715,777
†TTM Technologies	138,277	1,621,989
Vishay Intertechnology	87,200	1,610,584
		23,823,803
Energy Equipment & Services–1.37%
†McDermott International	213,758	1,588,222
Nabors Industries	437,667	1,505,575
U.S. Silica Holdings	92,165	1,601,855
		4,695,652
Equity Real Estate Investment Trusts–6.63%
Apple Hospitality REIT	102,500	1,670,750
Chatham Lodging Trust	35,794	688,677
City Office REIT	49,497	559,811
CorEnergy Infrastructure Trust	45,677	1,678,630
CorePoint Lodging	153,498	1,714,573
Jernigan Capital	78,200	1,645,328
Lexington Realty Trust	181,000	1,639,860
MedEquities Realty Trust	152,800	1,700,664
Office Properties Income Trust	13,542	374,301
Park Hotels & Resorts	53,100	1,650,348
RLJ Lodging Trust	83,693	1,470,486
Sabra Health Care REIT	88,300	1,719,201
Senior Housing Properties Trust	127,640	1,503,599
Summit Hotel Properties	147,606	1,684,184
Sunstone Hotel Investors	105,275	1,520,476
Washington Prime Group	279,360	1,578,384
		22,799,272
Food & Staples Retailing–1.85%
Ingles Markets Class A	59,204	1,635,214
SpartanNash	106,619	1,692,044
Village Super Market Class A	50,220	1,372,513
Weis Markets	40,500	1,652,805
		6,352,576
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products–0.44%
Bunge	28,810	$ 1,528,947
		1,528,947
Health Care Equipment & Supplies–2.30%
†AngioDynamics	75,700	1,730,502
†FONAR	56,631	1,159,236
Invacare	174,846	1,463,461
†OraSure Technologies	144,794	1,614,453
STERIS	15,225	1,949,257
		7,916,909
Health Care Providers & Services–5.41%
†Acadia Healthcare	54,253	1,590,155
†Cross Country Healthcare	235,341	1,654,447
†DaVita	27,591	1,497,915
†Diplomat Pharmacy	232,805	1,352,597
†Magellan Health	24,740	1,630,861
†MEDNAX	54,850	1,490,275
National HealthCare	21,064	1,598,336
Owens & Minor	349,835	1,434,324
Patterson	74,200	1,621,270
†Select Medical Holdings	102,269	1,440,970
†Surgery Partners	17,626	198,821
†Tivity Health	87,276	1,532,567
†Triple-S Management Class B	67,719	1,545,348
		18,587,886
Hotels, Restaurants & Leisure–0.15%
Speedway Motorsports	34,907	505,104
		505,104
Household Durables–4.43%
†Beazer Homes USA	18,359	211,312
†Century Communities	70,730	1,695,398
CSS Industries	79,473	476,043
Ethan Allen Interiors	50,837	972,512
Flexsteel Industries	24,784	574,741
KB Home	65,784	1,589,999
†M/I Homes	62,163	1,654,779
MDC Holdings	58,403	1,697,191
†Meritage Homes	38,175	1,706,804
†Taylor Morrison Home Class A	89,647	1,591,234
Toll Brothers	42,217	1,532,545
†TRI Pointe Group	119,954	1,516,219
		15,218,777
Household Products–0.43%
Spectrum Brands Holdings	26,823	1,469,364
		1,469,364

LVIP SSGA Small-Mid Cap 200 Fund–2

LVIP SSGA Small-Mid Cap 200 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Independent Power and Renewable Electricity Producers–0.92%
Clearway Energy Class A	117,100	$ 1,702,634
Pattern Energy Group Class A	66,723	1,467,906
		3,170,540
Insurance–1.04%
American National Insurance	13,407	1,619,834
Axis Capital Holdings	26,658	1,460,325
FBL Financial Group Class A	7,673	481,251
		3,561,410
Interactive Media & Services–0.84%
†Cars.com	75,800	1,733,227
†Meet Group	226,255	1,138,063
		2,871,290
IT Services–0.71%
ManTech International Class A	7,188	389,011
Perspecta	72,748	1,493,174
†Sykes Enterprises	19,599	554,260
		2,436,445
Life Sciences Tools & Services–1.44%
†Bio-Rad Laboratories Class A	4,893	1,498,624
†Cambrex	37,697	1,460,499
Luminex	19,834	456,380
†Syneos Health	29,660	1,535,201
		4,950,704
Machinery–3.06%
Briggs & Stratton	8,231	97,373
Greenbrier	47,799	1,540,562
Hurco	22,225	896,334
Miller Industries	32,076	989,545
NN	152,543	1,142,547
REV Group	70,483	771,789
Timken	39,700	1,731,714
Trinity Industries	76,914	1,671,341
Wabash National	123,619	1,675,037
		10,516,242
Marine–0.08%
Matson	7,544	272,263
		272,263
Media–2.77%
Emerald Expositions Events	92,984	1,180,897
Entercom Communications Class A	290,862	1,527,025
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
Entravision Communications Class A	257,138	$ 833,127
Gannett	142,797	1,505,080
Meredith	26,672	1,483,105
New Media Investment Group	144,100	1,513,050
Tribune Media Class A	32,173	1,484,160
		9,526,444
Metals & Mining–1.87%
Commercial Metals	88,983	1,526,859
Reliance Steel & Aluminum	18,945	1,709,976
Schnitzer Steel Industries Class A	68,314	1,639,536
United States Steel	79,887	1,561,216
		6,437,587
Mortgage Real Estate Investment Trusts (REITs)–10.18%
AG Mortgage Investment Trust	95,285	1,604,599
Anworth Mortgage Asset	400,306	1,617,236
Apollo Commercial Real Estate Finance	90,056	1,639,019
Arbor Realty Trust	116,694	1,521,153
Ares Commercial Real Estate	109,129	1,657,670
ARMOUR Residential REIT	84,933	1,658,741
Cherry Hill Mortgage Investment	95,900	1,651,398
Chimera Investment	86,903	1,628,562
Exantas Capital	67,740	720,076
Granite Point Mortgage Trust	88,900	1,650,873
Great Ajax	123,800	1,701,012
Invesco Mortgage Capital	102,731	1,623,150
KKR Real Estate Finance Trust	75,563	1,512,771
Ladder Capital	91,920	1,572,007
MFA Financial	228,885	1,663,994
New Residential Investment	99,633	1,684,794
New York Mortgage Trust	271,406	1,652,863
PennyMac Mortgage Investment Trust	80,911	1,675,667
Ready Capital	110,600	1,622,502
Redwood Trust	104,573	1,688,854
TPG RE Finance Trust	83,700	1,640,520
Western Asset Mortgage Capital	158,000	1,616,340
		35,003,801
Multiline Retail–0.93%
Big Lots	42,476	1,612,308

LVIP SSGA Small-Mid Cap 200 Fund–3

LVIP SSGA Small-Mid Cap 200 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multiline Retail (continued)
Macy's	65,208	$ 1,566,948
		3,179,256
Oil, Gas & Consumable Fuels–4.09%
†Callon Petroleum	201,185	1,518,947
†CNX Resources	143,218	1,542,458
†Gulfport Energy	196,996	1,594,702
†Laredo Petroleum	472,197	1,475,238
†Midstates Petroleum	54,180	529,339
NACCO Industries Class A	31,966	1,221,741
PBF Energy Class A	47,255	1,471,521
SemGroup Class A	111,264	1,640,031
SM Energy	91,568	1,601,524
†SRC Energy	286,828	1,468,559
		14,064,060
Paper & Forest Products–0.49%
Schweitzer-Mauduit International	43,868	1,698,569
		1,698,569
Pharmaceuticals–3.23%
†Akorn	416,858	1,467,340
†Assertio Therapeutics	331,325	1,679,818
†Jazz Pharmaceuticals	11,011	1,574,023
†Lannett	220,725	1,737,106
†Mallinckrodt	74,854	1,627,326
Perrigo	31,127	1,499,076
†Prestige Consumer Healthcare	50,696	1,516,317
		11,101,006
Professional Services–0.62%
Heidrick & Struggles International	16,569	635,090
ManpowerGroup	18,066	1,493,877
		2,128,967
Road & Rail–0.50%
Ryder System	27,919	1,730,699
		1,730,699
Semiconductors & Semiconductor Equipment–3.01%
†Alpha & Omega Semiconductor	75,271	866,369
†Amkor Technology	189,539	1,618,663
Cohu	110,041	1,623,105
Cypress Semiconductor	101,600	1,514,927
†FormFactor	98,063	1,577,834
†Photronics	171,983	1,625,239
†Ultra Clean Holdings	147,744	1,529,151
		10,355,288
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software–0.54%
†Avaya Holdings	110,183	$ 1,854,380
		1,854,380
Specialty Retail–5.55%
Barnes & Noble	54,851	297,841
Bed Bath & Beyond	117,524	1,996,733
Buckle	93,343	1,747,381
Cato Class A	117,400	1,758,652
Chico's FAS	361,454	1,543,264
†Express	358,631	1,536,841
GameStop Class A	155,979	1,584,747
Group 1 Automotive	27,400	1,772,780
Haverty Furniture	34,207	748,449
Office Depot	469,600	1,704,648
Penske Automotive Group	38,800	1,732,420
†Pier 1 Imports	257,830	196,853
Sonic Automotive Class A	119,322	1,767,159
Tile Shop Holdings	122,988	696,112
		19,083,880
Technology Hardware, Storage & Peripherals–0.45%
Xerox	48,100	1,540,292
		1,540,292
Thrifts & Mortgage Finance–0.22%
Oritani Financial	44,992	748,217
		748,217
Tobacco–0.47%
Universal	28,143	1,621,881
		1,621,881
Trading Companies & Distributors–2.88%
Air Lease	49,915	1,714,580
Aircastle	83,590	1,691,862
†CAI International	74,500	1,728,400
GATX	22,892	1,748,262
Systemax	29,774	674,083
Triton International	54,800	1,704,280
†Veritiv	24,768	651,894
		9,913,361
Transportation Infrastructure–0.50%
Macquarie Infrastructure	41,600	1,714,752
		1,714,752
Total Common Stock (Cost $339,404,531)		333,778,281

LVIP SSGA Small-Mid Cap 200 Fund–4

LVIP SSGA Small-Mid Cap 200 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–2.38%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.39%)	8,171,466	$ 8,171,466
Total Money Market Fund (Cost $8,171,466)		8,171,466

Principal Amount°
SHORT-TERM INVESTMENTS–0.14%
U.S. TREASURY OBLIGATIONS–0.14%
∞≠U.S. Treasury Bill
2.44% 6/20/19	65,000	64,659
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
U.S. TREASURY OBLIGATIONS (continued)
∞≠U.S. Treasury Bill (continued)
2.50% 6/20/19	430,000	$ 427,746
		492,405
Total Short-Term Investments (Cost $492,292)		492,405

TOTAL INVESTMENTS–99.62% (Cost $348,068,289)	342,442,152
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.38%	1,311,767
NET ASSETS APPLICABLE TO 28,352,125 SHARES OUTSTANDING–100.00%	$343,753,919

† Non-income producing.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
∞ Fully or partially pledged as collateral for futures contracts.
≠ The rate shown is the effective yield at the time of purchase.

The following futures contracts were outstanding at March 31, 2019:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
97	E-mini Russell 2000 Index	$7,487,430	$7,455,356	6/21/19	$32,074	$—
5	E-mini S&P MidCap 400 Index	950,500	940,221	6/21/19	10,279	—
Total Futures Contracts					$42,353	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2019.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes.
LVIP SSGA Small-Mid Cap 200 Fund–5

LVIP SSGA Small-Mid Cap 200 Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Small-Mid Cap 200 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$333,778,281	$—	$—	$333,778,281
Money Market Fund	8,171,466	—	—	8,171,466
Short-Term Investment	—	492,405	—	492,405
Total Investments	$341,949,747	$492,405	$—	$342,442,152
Derivatives:

Assets:
Futures Contracts	$42,353	$—	$—	$42,353
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Small-Mid Cap 200 Fund–6

LVIP SSGA Small-Mid Cap 200 Fund
Notes (continued)
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP SSGA Small-Mid Cap 200 Fund–7